OTHER NON-CURRENT LIABILITIES - THIRD PARTIES	6 Months Ended
Jun. 30, 2025
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES

17.OTHER NON-CURRENT LIABILITIES – THIRD PARTIES

Other non-current liabilities – third parties consisted of the following:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Deposits from third parties	19,193	17,438
Conditional and refundable government grants (i)	76,230	76,019
Warranty provision	20,366	21,313
Total	115,789	114,770
(i)The Group was awarded grants from governments, which were conditional on the operation performance and tax contribution in certain specified regions in next few years. Government grants received were recognized as other non-current liabilities initially and will be released to government grants in the consolidated statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of June 30, 2025, as the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, the Group classified these liabilities as other non-current liabilities.